Inventories (Tables)	12 Months Ended
Apr. 30, 2025
Inventory Disclosure [Abstract]
Schedule of inventories
	As of April 30,
	2024	2025	2025
	S$	S$	US$

Parts	23,978	53,021	40,614
Partial finished goods	82,527	94,391	72,304
Finished goods	81,079	162,595	124,547
	187,584	310,007	237,465